Supplemental Consolidating Financial Information - Schedule of Condensed Consolidating Balance Sheet (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 171,541	$ 123,147	$ 247,790	$ 187,485
Receivables, net of allowance	232,775	220,458
Deferred income taxes		76,315
Prepaid expenses and other current assets	35,784	35,945
Total current assets	440,100	455,865
Satellites and other property and equipment, net	5,988,317	5,880,264
Goodwill	2,620,627	6,780,827
Non-amortizable intangible assets	2,452,900	2,458,100
Amortizable intangible assets, net	440,330	500,545
Other assets	311,316	250,833
Total assets	12,253,590	16,326,434
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued liabilities	211,484	205,582
Accrued interest payable	161,493	161,495
Current portion of long-term debt		49,000
Deferred satellite performance incentives	19,411	20,957
Other current liabilities	172,054	190,030
Total current liabilities	564,442	627,064
Long-term debt, net of current portion	14,611,379	14,619,221
Deferred satellite performance incentives, net of current portion	162,177	163,360
Deferred revenue, net of current portion	1,010,242	967,318
Deferred income taxes	160,802	211,680
Accrued retirement benefits	195,385	262,906
Other long-term liabilities	169,516	217,452
Shareholders' equity (deficit):
Common shares	1,076	1,067
Preferred shares	35	35
Other shareholders' equity (deficit)	(4,621,464)	(743,669)
Total liabilities and shareholders' deficit	12,253,590	16,326,434
Intelsat S.A. and Other Parent Guarantors [Member]
ASSETS
Cash and cash equivalents	16,941	6,229	3,792	81
Receivables, net of allowance		12
Prepaid expenses and other current assets	919	940
Total current assets	17,860	7,181
Investment in affiliates	(4,120,570)	(270,172)
Other assets	87	88
Total assets	(4,102,623)	(262,903)
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued liabilities	28,622	28,818
Intercompany payables	489,108	450,846
Total current liabilities	517,730	479,664
Shareholders' equity (deficit):
Common shares	1,076	1,067
Preferred shares	35	35
Other shareholders' equity (deficit)	(4,621,464)	(743,669)
Total liabilities and shareholders' deficit	(4,102,623)	(262,903)
Intelsat Luxembourg [Member]
ASSETS
Cash and cash equivalents	760	1,068	139	91
Intercompany receivables	116,396	134,093
Total current assets	117,156	135,161
Investment in affiliates	(769,452)	3,084,655
Other assets		1
Total assets	(652,296)	3,219,817
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued liabilities	10
Accrued interest payable	22,360	22,500
Total current liabilities	22,370	22,500
Long-term debt, net of current portion	3,442,462	3,462,756
Shareholders' equity (deficit):
Common shares	7,202	7,202
Other shareholders' equity (deficit)	(4,124,330)	(272,641)
Total liabilities and shareholders' deficit	(652,296)	3,219,817
Intelsat Jackson [Member]
ASSETS
Cash and cash equivalents	109,959	63,633	193,090	133,379
Receivables, net of allowance	173,869	167,621
Deferred income taxes		74,466
Prepaid expenses and other current assets	28,633	27,938
Intercompany receivables	49,539	356,680
Total current assets	362,000	690,338
Satellites and other property and equipment, net	5,897,103	5,761,839
Goodwill	2,620,627	6,780,827
Non-amortizable intangible assets	2,452,900	2,458,100
Amortizable intangible assets, net	440,330	500,545
Investment in affiliates	139,983	141,594
Other assets	278,771	240,844
Total assets	12,191,714	16,574,087
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued liabilities	154,247	154,445
Accrued interest payable	139,133	138,971
Current portion of long-term debt		49,000
Deferred satellite performance incentives	19,411	19,793
Other current liabilities	168,261	183,677
Total current liabilities	481,052	545,886
Long-term debt, net of current portion	11,168,917	11,156,465
Deferred satellite performance incentives, net of current portion	162,177	163,360
Deferred revenue, net of current portion	1,010,019	966,832
Deferred income taxes	150,283	201,212
Accrued retirement benefits	195,170	262,536
Other long-term liabilities	161,420	193,141
Shareholders' equity (deficit):
Common shares	3,114,981	3,466,429
Other shareholders' equity (deficit)	(4,252,305)	(381,774)
Total liabilities and shareholders' deficit	12,191,714	16,574,087
Intelsat Jackson Subsidiaries Guarantors [Member]
ASSETS
Cash and cash equivalents	89,641	63,144	167,800	131,107
Receivables, net of allowance	173,638	167,569
Deferred income taxes		74,466
Prepaid expenses and other current assets	28,593	27,880
Intercompany receivables		285,453
Total current assets	291,872	618,512
Satellites and other property and equipment, net	5,897,103	5,761,839
Goodwill	2,620,627	6,780,827
Non-amortizable intangible assets	2,452,900	2,458,100
Amortizable intangible assets, net	440,330	500,545
Investment in affiliates	139,983	141,594
Other assets	278,771	240,844
Total assets	12,121,586	16,502,261
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued liabilities	154,861	154,124
Accrued interest payable	1,964	1,803
Deferred satellite performance incentives	19,411	19,793
Other current liabilities	166,248	182,356
Intercompany payables	2,038,908
Total current liabilities	2,381,392	358,076
Deferred satellite performance incentives, net of current portion	162,177	163,360
Deferred revenue, net of current portion	1,010,019	966,832
Deferred income taxes	150,283	201,212
Accrued retirement benefits	195,170	262,536
Other long-term liabilities	161,420	168,353
Shareholders' equity (deficit):
Common shares	5,558,066	7,535,655
Other shareholders' equity (deficit)	2,503,059	6,846,237
Total liabilities and shareholders' deficit	12,121,586	16,502,261
Non-Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	43,881	52,217	50,769	53,934
Receivables, net of allowance	58,906	52,825
Deferred income taxes		1,849
Prepaid expenses and other current assets	6,680	9,334
Intercompany receivables	323,173
Total current assets	432,640	116,225
Satellites and other property and equipment, net	91,214	118,425
Other assets	32,458	9,900
Total assets	556,312	244,550
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued liabilities	29,053	24,585
Accrued interest payable		24
Deferred satellite performance incentives		1,164
Other current liabilities	3,793	6,353
Intercompany payables		39,928
Total current liabilities	32,846	72,054
Deferred revenue, net of current portion	223	486
Deferred income taxes	10,519	10,468
Accrued retirement benefits	215	370
Other long-term liabilities	8,096	24,311
Shareholders' equity (deficit):
Common shares	24	24
Other shareholders' equity (deficit)	504,389	136,837
Total liabilities and shareholders' deficit	556,312	244,550
Consolidation and Eliminations [Member]
ASSETS
Cash and cash equivalents	(89,641)	(63,144)	$ (167,800)	$ (131,107)
Receivables, net of allowance	(173,638)	(167,569)
Deferred income taxes		(74,466)
Prepaid expenses and other current assets	(29,041)	(30,147)
Intercompany receivables	(489,108)	(776,226)
Total current assets	(781,428)	(1,111,552)
Satellites and other property and equipment, net	(5,897,103)	(5,761,839)
Goodwill	2,620,627	(6,780,827)
Non-amortizable intangible assets	(2,452,900)	(2,458,100)
Amortizable intangible assets, net	(440,330)	(500,545)
Investment in affiliates	4,610,056	(3,097,671)
Other assets	(278,771)	(240,844)
Total assets	(7,861,103)	(19,951,378)
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued liabilities	(155,309)	(156,390)
Accrued interest payable	(1,964)	(1,803)
Deferred satellite performance incentives	(19,411)	(19,793)
Other current liabilities	(166,248)	(182,356)
Intercompany payables	(2,528,016)	(490,774)
Total current liabilities	(2,870,948)	(851,116)
Deferred satellite performance incentives, net of current portion	(162,177)	(163,360)
Deferred revenue, net of current portion	(1,010,019)	(966,832)
Deferred income taxes	(150,283)	(201,212)
Accrued retirement benefits	(195,170)	(262,536)
Other long-term liabilities	(161,420)	(168,353)
Shareholders' equity (deficit):
Common shares	(8,680,273)	(11,009,310)
Other shareholders' equity (deficit)	5,369,187	(6,328,659)
Total liabilities and shareholders' deficit	$ (7,861,103)	$ (19,951,378)